Equity (Details) - Schedule of Outstanding Share Purchase Warrants and Fair Value - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Nov. 28, 2022
Schedule of Outstanding Share Purchase Warrants and Fair Value [Abstract]
Number outstanding, Beginning Balance	17,800,000
Weighted average exercise price, Beginning Balance	$ 1.79
Fair value charged to profit or loss, Beginning Balance	$ 6,063,086
Number outstanding, Issued for the year		17,800,000	2,500,000
Weighted average exercise price, Issued for the year		$ 1.79
Fair value charged to profit or loss, Issued for the year		$ 6,063,086
Number outstanding, Ending Balance	32,600,000	17,800,000
Weighted average exercise price, Ending Balance	$ 1.58	$ 1.79
Fair value charged to profit or loss, Ending Balance	$ 16,240,081	$ 6,063,086
Number outstanding, Addition for the year	14,800,000
Weighted average exercise price, Addition for the year	$ 1.05
Fair value charged to profit or loss, Addition for the year	$ 10,176,995